Commitments and Contingencies (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
2022	$ 240,975
2023	963,901
2024	963,901
2025	553,780
2026	432,443
Total undiscounted lease payments	3,155,000
Less: Imputed interest	962,598
Present value of lease payments	2,192,401
Add: carrying value of lease obligation at end of lease term	1,753,000
Total finance lease obligations	3,945,401
Less: Unamortized financing fees	70,041
Total lease obligations, net	3,875,360
Finance lease liabilities, current	652,440	$ 0
Finance lease liabilities, long-term	$ 3,222,920	$ 0
Weighted-average remaining lease term	3 years 5 months 19 days
Weighted-average discount rate	9.93%